Expenses (Details) - Schedule of expenses consist - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Expenses Consist Abstract
Cost of revenue	$ 17,722	$ 924,934
Amortization of intangible assets	11,894,518	11,931,668
Depreciation		240,164
Legal and professional expenses	832,319	392,954
Staffing expense	310,894	446,022
Other operating expenses	2,036,314	584,734
Total expenses	$ 15,091,767	$ 14,520,476